Other income and expenses - Financial costs, net (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Income Expense Line Items
Interest expenses from loans	€ (2,934)	€ (218)	€ (154)
Changes in FV of warrants	2,574
Changes in FV of floor	(376)
Changes in FV of prepayment option	510
Currency losses	(963)		(362)
Unwinding of the discount on lease liabilities	(637)	(584)	(865)
Interest income from loans and receivables	3	3	6
Financial costs, net	(1,823)	(799)	(1,375)
Loan Agreement with Oxford Finance LLC
Other Income Expense Line Items
Interest expenses from loans	(2,806)	0	0
Changes in FV of floor	376	0	0
Changes in FV of prepayment option	510	0	0
Currency losses	€ 963	€ 0	€ 0